SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2026
SEGMENT REPORTING
Schedule of geographic information

	For the six months ended June 30,
	2025	2026
	RMB’000	RMB’000
Chinese Mainland	152,686	226,558
Overseas regions	46,929	119,299
	199,615	345,857